INCOME TAXES	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

9. INCOME TAXES

The income taxes recognized in loss and comprehensive loss are as follows:

	2019	2018
Current tax (recovery) expense	$150,000	$-

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax due to the following:

	2019	2018
Loss for the year, before income taxes	$(59,118,859)	$(19,825,314)
Statutory tax rate	27%	27%
Recovery of income taxes computed at statutory rates	(15,961,000)	(5,353,000)
Share based payments	1,656,000	700,000
Mexican inflationary adjustments	139,000	-
Differing effective tax rate on loss in foreign jurisdiction	(1,610,000)	(433,000)
Impact of share issuance costs	(1,809,000)	(425,000)
Unrecognized deferred tax assets	15,208,000	6,111,000
Impact of foreign exchange and other	2,527,000	(600,000)
Total income tax expense	$150,000	$-

The approximate tax effect of each item that gives rise to the Company's recognized deferred tax assets and liabilities as at December 31, 2019 and 2018 is as follows:

	2019	2018
Deferred income tax assets
Non-capital losses	$559,000	$-
Deferred income tax liabilities
Property, plant and equipment	(559,000)	-
Net deferred income tax asset (liability)	$-	$-

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	2019	2018
Non-capital losses	$13,755,000	$7,378,000
Exploration and evaluation assets	67,995,000	28,112,000
Financing fees	6,813,000	2,132,000
Other	533,000	139,000
Total	$89,096,000	$37,761,000

At December 31, 2019, the Company had non-capital loss carry forwards of approximately $9,036,000 (2018 – $7,295,000), which expire between 2035 and 2039, available to offset future taxable income in Canada. The Company also had non-capital loss carry forward of approximately $6,568,000 (2018 – $83,000), which expire between 2028 and 2029, available to offset future taxable income in Mexico.